Financial Risk Management - Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial revenue	R$ 0	R$ 416	R$ 56
Financial expense	(372)	(193)	(196)
Net foreign exchange result, net	R$ (372)	R$ 223	R$ (140)